Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
a)The following is a tabular reconciliation of the Company's cash, cash equivalents and restricted cash balances for the periods presented in the Company's consolidated statements of cash flows:

	December 31, 2023 $	December 31, 2022 $	December 31, 2021 $	December 31, 2020 $
Cash and cash equivalents	168,409	215,738	92,069	206,762
Restricted cash – current	2,910	42,376	11,888	8,358
Restricted cash – long-term	13,075	7,832	38,100	42,823
Total	184,394	265,946	142,057	257,943

The Company maintains restricted cash deposits relating to certain term loans, collateral for derivatives (see Note 13), vessels held for sale, performance bond collateral, obligations related to finance leases and amounts received from charterers to be used only for dry-docking expenditures and emergency repairs.
b)The changes in operating assets and liabilities for years ended December 31, 2023, 2022 and 2021 are as follows:

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Accounts receivable	19,402	(4,373)	(21,874)
Prepaid expenses and other current assets	6,467	7,193	(10,082)
Accounts payable	(2,229)	(3,952)	5,315
Accrued liabilities and other long-term liabilities	(5,653)	(10,223)	(15,912)
Unearned revenue and long-term unearned revenue	1,608	(2,355)	(14,419)
Advances to and from affiliates	(10,930)	(10,009)	4,567
Receipts from direct financing and sales-type leases	18,976	16,347	15,013
Expenditures for dry docking	(20,836)	(23,145)	(32,808)
Other operating assets and liabilities	(6,811)	(400)	(7,355)
Total	(6)	(30,917)	(77,555)

c)Cash interest paid (including realized losses on interest rate swaps) on long-term debt, advances from affiliates and obligations related to finance leases, net of amounts capitalized, during the years ended December 31, 2023, 2022 and 2021 totaled $186.9 million, $156.1 million and $175.7 million, respectively.
d)During the years ended December 31, 2023, 2022 and 2021, cash paid for taxes was $4.7 million, $2.2 million and $6.9 million, respectively.